Property, plant, and equipment (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 43,625	$ 39,984
Additions (i)	2,424	2,206
Interest capitalization	10	12
Disposals	(69)	(226)
Asset retirement and environmental compensation obligations	72	37
Depreciation, depletion and amortization	(1,510)	(1,377)
Translation adjustment	1,847	4,488
Balance at end of year	46,399	44,293
Transfer to asset held for sale		(831)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	87,077	78,093
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(40,678)	(33,800)
Land [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	659	590
Disposals		(1)
Translation adjustment	31	68
Transfers	40	22
Balance at end of year	730	655
Transfer to asset held for sale		(24)
Land [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	730	655
Building And Facilities [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	18,320	16,150
Disposals	(16)	(26)
Depreciation, depletion and amortization	(561)	(518)
Translation adjustment	923	1,944
Transfers	880	1,215
Balance at end of year	19,546	18,459
Transfer to asset held for sale		(306)
Building And Facilities [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	35,294	31,825
Building And Facilities [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(15,748)	(13,366)
Machinery [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	4,542	4,038
Disposals	(4)	(3)
Depreciation, depletion and amortization	(340)	(302)
Translation adjustment	158	395
Transfers	538	763
Balance at end of year	4,894	4,533
Transfer to asset held for sale		(358)
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	12,186	10,798
Machinery [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(7,292)	(6,265)
Tangible exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	4,267	4,547
Disposals		(7)
Asset retirement and environmental compensation obligations	72	37
Depreciation, depletion and amortization	(215)	(218)
Translation adjustment	41	400
Transfers	1,338	(805)
Balance at end of year	5,503	3,953
Transfer to asset held for sale		(1)
Tangible exploration and evaluation assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	16,473	12,320
Tangible exploration and evaluation assets [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(10,970)	(8,367)
Railway Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	2,389	2,088
Disposals	(5)	(7)
Depreciation, depletion and amortization	(89)	(75)
Translation adjustment	144	285
Transfers	148	116
Balance at end of year	2,587	2,407
Railway Equipment [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	4,647	4,239
Railway Equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(2,060)	(1,832)
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	607	660
Additions (i)	19	34
Depreciation, depletion and amortization	(81)	(76)
Translation adjustment		32
Impairment	13
Balance at end of year	558	613
Transfer to asset held for sale		(37)
Right-of-use assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	1,624	1,500
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(1,066)	(887)
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	2,384	2,192
Disposals	(2)	(1)
Depreciation, depletion and amortization	(224)	(188)
Translation adjustment	88	220
Transfers	155	228
Balance at end of year	2,401	2,403
Transfer to asset held for sale		(48)
Other property, plant and equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	5,943	5,486
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(3,542)	(3,083)
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	10,457	9,719
Additions (i)	2,405	2,172
Interest capitalization	10	12
Disposals	(42)	(181)
Translation adjustment	449	1,144
Transfers	(3,099)	(1,539)
Balance at end of year	10,180	11,270
Transfer to asset held for sale		(57)
Construction in progress [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost	$ 10,180	$ 11,270